Earnings Per Share - Reconciliation of Earnings Used for Earnings per Share Calculations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Earnings attributable to common shareholders	$ 5,689	$ 1,122
Less: Dividends declared on preference shares	(2)	(2)
Earnings used in consolidated earnings per share	5,687	1,120
Less: (Earnings) loss from discontinued operations, net of tax	(2)	27
Earnings used in earnings per share from continuing operations	$ 5,685	$ 1,147